CONSECO VARIABLE INSURANCE COMPANY
FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY

Semiannual Report
to Contract Owners

June 30, 1999

Conseco Variable Annuity Account E

SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999

===================================================================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT E                                                                                             PAGE
Statement of Assets and Liabilities as of June 30, 1999.......................................................................... 2
Statements of Operations for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998............................ 5
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998................. 5
Notes to Financial Statements.................................................................................................... 6

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

===================================================================================================================================
                                                                                                                         NET ASSET
                                                                                             SHARES         COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................     174,063.0   $  8,728,002   $  9,719,680
       Leveraged AllCap Portfolio......................................................     226,950.3      7,306,946      9,275,457
       MidCap Growth Portfolio.........................................................      91,077.3      2,347,164      2,513,732
       Small Capitalization Portfolio..................................................     152,093.0      6,469,748      6,628,211
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................      89,752.9        609,164        667,761
       International Fund..............................................................     169,114.8      1,269,017      1,383,359
       Value Fund......................................................................     618,983.3      4,091,140      4,202,897
     Berger Institutional Products Trust:
       100 Fund........................................................................     161,665.5      2,013,770      2,295,650
       Growth and Income Fund..........................................................     426,557.4      6,482,261      8,394,649
       Small Company Growth Fund.......................................................      86,868.9      1,088,892      1,234,407
       BIAM International Fund.........................................................     205,982.8      2,068,906      2,453,255
     Conseco Series Trust:
       Balanced Portfolio..............................................................   1,521,811.4     21,113,995     21,951,244
       Equity Portfolio................................................................   1,288,344.5     27,639,295     30,812,960
       Fixed Income Portfolio..........................................................     613,352.7      6,194,897      5,873,636
       Government Securities Portfolio.................................................     179,278.9      2,162,935      2,024,361
       Money Market Portfolio..........................................................   9,735,691.0      9,735,691      9,735,691
     Dreyfus Stock Index Fund..........................................................   1,187,359.1     33,203,025     42,875,536
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     249,169.1      7,172,155      8,733,377
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................       8,811.3        206,435        223,366
       International Value Portfolio...................................................       4,750.2         68,083         68,925
     Federated Insurance Series:
       High Income Bond Fund II........................................................     688,231.8      7,477,705      7,068,140
       International Equity Fund II....................................................     120,736.6      1,928,036      1,923,334
       Utility Fund II.................................................................     274,813.2      3,892,909      3,993,036
     Invesco Variable Investment Funds, Inc.:
       High Yield Fund.................................................................      47,054.2        558,682        565,591
       Equity Income Fund..............................................................      24,385.0        459,406        516,231
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     219,130.9      5,430,152      7,586,311
       Growth Portfolio................................................................     627,216.8     13,107,147     17,116,747
       Worldwide Growth Portfolio......................................................   1,046,897.1     26,651,940     34,275,411
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................      97,648.4      1,017,367      1,206,934
       Small Cap Portfolio.............................................................      12,393.0        118,543        132,233
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio.....................................................      26,412.0        553,205        626,228
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................       4,173.1         61,269         63,891
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................      76,858.3      1,045,140      1,006,075
       Partners Portfolio..............................................................     441,110.4      8,624,470      9,139,808
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................      79,588.9      1,411,884      1,623,613
     Strong Opportunity Fund II, Inc...................................................      99,961.9      2,142,669      2,305,121
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)..     147,420.2      1,860,173      1,578,870
       Worldwide Bond Fund.............................................................     220,036.9      2,418,336      2,371,998
       Worldwide Emerging Markets Fund.................................................     153,048.9      1,446,579      1,590,179
       Worldwide Real Estate Fund......................................................       1,813.1         17,301         18,747
-----------------------------------------------------------------------------------------------------------------------------------
         Total assets ..............................................................................................    265,776,652

Liabilities:
   Amounts due to Conseco Variable Insurance Company ...............................................................        331,198
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6) .......................................................................................   $265,445,454
-----------------------------------------------------------------------------------------------------------------------------------
2                      The  accompanying  notes  are an  integral  part of  these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)

===================================================================================================================================
                                                                                                                        TOTAL VALUE
                                                                                              UNITS      UNIT VALUE       OF UNITS
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves
     The Alger American Fund:
       Growth Portfolio................................................................   4,460,085.7   $   2.176620   $  9,707,919
       Leveraged AllCap Portfolio......................................................   2,601,227.2       3.561568      9,264,447
       MidCap Growth Portfolio.........................................................  .1,557,349.0       1.612133      2,510,654
       Small Capitalization Portfolio..................................................   3,753,997.6       1.763442      6,619,958
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................     565,541.0       1.179293        666,939
       International Fund..............................................................   1,012,496.6       1.364526      1,381,578
       Value Fund......................................................................   2,948,149.1       1.423810      4,197,605
     Berger Institutional Products Trust:
       100 Fund........................................................................   1,582,720.6       1.448602      2,292,733
       Growth and Income Fund..........................................................   4,253,914.0       1.970948      8,384,242
       Small Company Growth Fund.......................................................     906,538.2       1.359940      1,232,838
       BIAM International Fund.........................................................   2,090,792.3       1.171869      2,450,135
     Conseco Series Trust:
       Balanced Portfolio..............................................................   9,597,119.4       2.284387     21,923,537
       Equity Portfolio................................................................  10,113,926.3       3.042720     30,773,849
       Fixed Income Portfolio..........................................................   4,389,108.4       1.336543      5,866,233
       Government Securities Portfolio.................................................   1,581,234.1       1.278424      2,021,487
       Money Market Portfolio..........................................................   8,121,046.6       1.197010      9,720,973
     Dreyfus Stock Index Fund..........................................................  16,585,417.6       2.581931     42,822,407
     The Dreyfus Socially Responsible Growth Fund, Inc.................................   3,433,542.1       2.540407      8,722,595
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................     189,730.0       1.175851        223,094
       International Value Portfolio...................................................      67,116.7       1.025679         68,840
     Federated Insurance Series:
       High Income Bond Fund II........................................................   5,067,019.7       1.392474      7,055,693
       International Equity Fund II....................................................   1,233,475.5       1.557303      1,920,895
       Utility Fund II.................................................................   2,251,810.5       1.771043      3,988,053
     Invesco Variable Investment Funds, Inc.:
       High Yield Fund.................................................................     563,897.7       1.002402        565,252
       Equity Income Fund..............................................................     443,419.0       1.162787        515,602
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................   2,943,462.5       2.574060      7,576,650
       Growth Portfolio................................................................   6,683,128.0       2.558024     17,095,600
       Worldwide Growth Portfolio......................................................  12,954,425.9       2.642505     34,232,138
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................   1,028,233.9       1.172222      1,205,318
       Small Cap Portfolio.............................................................     138,716.6       0.952076        132,069
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     546,007.0       1.145547        625,477
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................      62,800.6       1.016159         63,815
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     939,216.3       1.069874      1,004,843
       Partners Portfolio..............................................................   6,366,061.7       1.433266      9,124,257
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................     794,153.5       2.041387      1,621,175
     Strong Opportunity Fund II, Inc...................................................   1,406,478.6       1.636872      2,302,225
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)..   1,621,755.8       0.972337      1,576,893
       Worldwide Bond Fund.............................................................   2,221,206.2       1.066540      2,369,005
       Worldwide Emerging Markets Fund.................................................   1,704,431.6       0.931798      1,588,186
       Worldwide Hard Assets Fund (Note 1).............................................          65.5       1.388037             91
       Worldwide Real Estate Fund......................................................      19,983.3       0.936240         18,709
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves .....................................   $265,434,009
-----------------------------------------------------------------------------------------------------------------------------------
                      The  accompanying  notes  are an  integral  part of  these financial statements.

                                                                                                                                  3

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)

===================================================================================================================================
                                                                                                                        TOTAL VALUE
                                                                                                                         OF UNITS
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (from page 3) .................................. $265,434,009
-----------------------------------------------------------------------------------------------------------------------------------

   Net assets attributable to contract owners' annuity payment reserves:
     Conseco Series Trust:
       Money Market Portfolio ........................................................................................        3,751
     Federated Insurance Series:
       High Income Bond Fund II ......................................................................................        3,819
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ............................................................................................        3,875
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves ........................................       11,445
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets ................................................................................................ $265,445,454
-----------------------------------------------------------------------------------------------------------------------------------
                      The  accompanying  notes  are an  integral  part of  these financial statements.

4

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

===================================================================================================================================
                                                                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                                                         JUNE 30, 1999  DECEMBER 31,
                                                                                                          (UNAUDITED)       1998
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares....................................................   $  6,075,212   $  8,749,779
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees...................................................................      1,485,033      2,119,799
   Administrative fees...............................................................................        178,204        254,376
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses..................................................................................      1,663,237      2,374,175
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income.........................................................................      4,411,975      6,375,604
-----------------------------------------------------------------------------------------------------------------------------------
Net  realized  gains  (losses) and  unrealized  appreciation  (depreciation)  on investments:
   Net realized gains on sales of investments in portfolio shares....................................      2,288,158      2,964,511
   Net change in unrealized appreciation of investments in portfolio shares..........................     17,917,092     14,847,690
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares.....................................................     20,205,250     17,812,201
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations....................................................   $ 24,617,225   $ 24,187,805
-----------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

===================================================================================================================================
                                                                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                                                         JUNE 30, 1999  DECEMBER 31,
                                                                                                          (UNAUDITED)       1998
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income.............................................................................   $  4,411,975    $ 6,375,604
   Net realized gains on sales of investments in portfolio shares....................................      2,288,158      2,964,511
   Net change in unrealized appreciation of investments in portfolio shares .........................     17,917,092     14,847,690
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations......................................................     24,617,225     24,187,805
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments....................................................................     29,012,863     85,403,562
   Contract redemptions..............................................................................     (7,213,967)    (6,164,480)
   Net transfers.....................................................................................        374,701         63,987
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions...................................     22,173,597     79,303,069
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets....................................................................     46,790,822    103,490,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period......................................................................    218,654,632    115,163,758
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6)............................................................   $265,445,454   $218,654,632
-----------------------------------------------------------------------------------------------------------------------------------

                      The  accompanying  notes  are an  integral  part of  these financial statements.

                                                                                                                                  5

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)
================================================================================
(1) GENERAL
   Conseco Variable Annuity Account E (formerly Great American Reserve Variable Annuity Account E) ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):
THE ALGER  AMERICAN  FUND
   Growth  Portfolio  (June  1,  1996)
   Leveraged  AllCap Portfolio (June 1, 1995)
   MidCap Portfolio (June 1, 1996)
   Small  Capitalization  Portfolio  (June 1, 1995)
AMERICAN  CENTURY  VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER  INSTITUTIONAL  PRODUCTS  TRUST
   100 Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   Small Company Growth Fund (June 1, 1996) BIAM
   International Fund (May 1, 1997)
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
 (JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   High Yield Fund
   Equity Income Fund
JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
    Resources Fund) (June 1, 1995)
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997, and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

JUNE 30, 1999
(UNAUDITED)
================================================================================
(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                                      JUNE 30,
                                                                        1999
-------------------------------------------------------------------------------

Conseco Series Trust:
   Money Market Portfolio........................................    0.998976
Federated Insurance Series:
   High Income Bond Fund II......................................    0.984344
Neuberger Berman Advisers Management Trust:
   Partners Portfolio............................................    1.086315
-------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares were $50,500,878 and $137,408,045 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $23,842,605 and $51,611,210 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $1,485,033 and $2,119,799 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.
   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $283,515 and $489,585 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.
   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $178,204 and $254,376 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at June 30, 1999:
-------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
  less cost of units redeemed....................................  $204,975,689
Undistributed net investment income..............................    19,187,655
Undistributed net realized gains on sales of investments.........     5,699,892
Net unrealized appreciation of investments.......................    35,582,218
-------------------------------------------------------------------------------
     Net assets..................................................  $265,445,454
-------------------------------------------------------------------------------

7
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8

========================================================
CONSECO VARIABLE ANNUITY ACCOUNT E
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

     VARIABLE ANNUITY ACCOUNT E IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO
 EQUITY SALES,  INC., A BROKER-DEALER  FOR CONSECO  VARIABLE INSURANCE  COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY
 COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
               AND LENDING  PRODUCTS,  HELPING 12 MILLION CUSTOMERS STEP UP TO A
                                                     BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                          05-7998 (8/99)   05962
                                     (C) 1999 Conseco Variable Insurance Company



                                                                 WWW.CONSECO.COM



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